AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2026
	Principal Amount	Value
Corporate Bonds and Notes - 47.1%
Basic Materials - 1.0%
Air Products and Chemicals, Inc.
4.800%, 03/03/33	$530,000	$525,442
Steel Dynamics, Inc.
5.375%, 08/15/34	460,000	458,286

Total Basic Materials		983,728
Communications - 2.7%
AT&T, Inc.
4.300%, 12/15/42	400,000	312,357
4.300%, 02/15/30	700,000	684,845
Charter Communications Operating LLC/Charter Communications Operating Capital
4.400%, 04/01/33	885,000	793,599
Comcast Corp.
4.650%, 02/15/33[1]	915,000	874,622

Total Communications		2,665,423
Consumer, Cyclical - 8.1%
AutoNation, Inc.
3.850%, 03/01/32[1]	720,000	666,646
Carnival Corp., Ltd. (Bermuda)
5.875%, 06/15/31[2]	750,000	750,598
Ford Motor Co.
6.100%, 08/19/32[1]	600,000	607,681
Hyatt Hotels Corp.
5.250%, 06/30/29	610,000	614,932
Las Vegas Sands Corp.
5.650%, 05/18/33	675,000	666,675
Magna International, Inc. (Canada)
5.875%, 06/01/35	830,000	851,723
Marriott International, Inc.
5.100%, 05/01/38	775,000	726,731
Mattel, Inc.
3.750%, 04/01/29[2]	975,000	940,150
PulteGroup, Inc.
6.375%, 05/15/33	573,000	605,868
Royal Caribbean Cruises, Ltd. (Liberia)
5.375%, 01/15/36[1]	1,025,000	992,559
United Airlines, Inc. Pass-Through Trust
Series 2024-1, AA, 5.450%, 02/15/37	549,751	550,744

Total Consumer, Cyclical		7,974,307
Consumer, Non-cyclical - 6.5%
Amgen, Inc.
5.600%, 03/02/43	576,000	552,104
CommonSpirit Health
3.347%, 10/01/29	1,087,000	1,036,666
CVS Health Corp.
5.450%, 09/15/35	1,010,000	999,570
The Ford Foundation
Series 2020, 2.415%, 06/01/50	1,007,000	563,122
	Principal Amount	Value

HCA, Inc.
4.125%, 06/15/29	$950,000	$931,822
Kraft Heinz Foods Co.
4.625%, 10/01/39	840,000	726,636
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	892,756
Sysco Corp.
2.400%, 02/15/30	809,000	740,375

Total Consumer, Non-cyclical		6,443,051
Financials - 17.6%
Aircastle, Ltd./Aircastle Ireland DAC (Bermuda)
5.750%, 10/01/31[2]	1,025,000	1,039,420
Ally Financial, Inc.
(6.184% to 07/26/34 then SOFR + 2.290%), 6.184%, 07/26/35[3,4]	750,000	752,651
American Homes 4 Rent LP
3.625%, 04/15/32	685,000	628,402
American Tower Corp.
3.600%, 01/15/28	502,000	494,342
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[3,4]	1,200,000	945,059
The Bank of New York Mellon Corp.
(5.950% to 12/20/30 then U.S. Treasury Yield Curve CMT 5 year + 2.271%), 5.950%, 12/20/30[3,4,5]	777,000	779,292
Boston Properties LP
2.550%, 04/01/32	808,000	697,391
Capital One Financial Corp.
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[3,4]	733,000	829,194
The Charles Schwab Corp.
Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[3,4,5]	565,000	563,947
Citigroup, Inc.
(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[1,3,4]	877,000	856,694
Citizens Financial Group, Inc.
(5.718% to 07/23/31 then SOFR + 1.910%), 5.718%, 07/23/32[3,4]	750,000	762,260
Equinix, Inc.
3.200%, 11/18/29	663,000	626,660
The Goldman Sachs Group, Inc.
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[3,4]	800,000	848,616
Huntington Bancshares, Inc.
(5.709% to 02/02/34 then SOFR Index + 1.870%), 5.709%, 02/02/35[1,3,4]	751,000	753,638
JPMorgan Chase & Co.
(6.254% to 10/23/33 then SOFR + 1.810%), 6.254%, 10/23/34[3,4]	528,000	554,251

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 17.6% (continued)
MetLife, Inc.
Series D, (5.875% to 03/15/28 then 3 month SOFR + 3.221%), 5.875%, 03/15/28[3,4,5]	$765,000	$769,469
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[3,4]	849,000	839,710
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[3,4]	1,026,000	1,009,432
State Street Corp.
Series J, (6.700% to 09/15/29 then U.S. Treasury Yield Curve CMT 5 year + 2.628%), 6.700%, 09/15/29[1,3,4,5]	795,000	816,307
Truist Financial Corp.
Series Q, (5.100% to 03/01/30 then U.S. Treasury Yield Curve CMT 10 year + 4.349%), 5.100%, 03/01/30[1,3,4,5]	550,000	545,222
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[3,4]	300,000	306,395
US Bancorp
(5.033% to 01/26/36 then SOFR + 1.101%), 5.033%, 01/26/37[3,4]	650,000	626,043
Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then 3 month SOFR + 4.502%), 5.013%, 04/04/51[3,4]	886,000	759,570
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[1,3,4,5]	576,000	602,624

Total Financials		17,406,589
Industrials - 2.8%
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	991,000	1,008,366
Owens Corning
7.000%, 12/01/36[6]	490,000	539,917
Packaging Corp. of America
5.700%, 12/01/33[1]	640,000	653,322
Regal Rexnord Corp.
6.300%, 02/15/30	535,000	553,111

Total Industrials		2,754,716
Technology - 4.0%
Broadcom, Inc.
4.150%, 11/15/30	707,000	679,660
CDW LLC/CDW Finance Corp.
5.550%, 08/22/34	542,000	525,739
Dell International LLC/EMC Corp.
6.200%, 07/15/30	962,000	999,581
Microsoft Corp.
2.525%, 06/01/50	940,000	527,772
Oracle Corp.
4.800%, 09/26/32[1]	580,000	533,831
	Principal Amount	Value

SK hynix, Inc. (South Korea)
2.375%, 01/19/31[2]	$800,000	$716,881

Total Technology		3,983,464
Utilities - 4.4%
Dominion Energy, Inc.
5.375%, 11/15/32	550,000	553,727
Series B, (7.000% to 03/03/34 then U.S. Treasury Yield Curve CMT 5 year + 2.511%), 7.000%, 06/01/54[3,4]	698,000	728,255
Duke Energy Corp.
2.550%, 06/15/31	632,000	564,833
(6.450% to 06/01/34 then U.S. Treasury Yield Curve CMT 5 year + 2.588%), 6.450%, 09/01/54[1,3,4]	726,000	743,545
Exelon Corp.
5.300%, 03/15/33	550,000	549,692
(6.500% to 12/15/34 then U.S. Treasury Yield Curve CMT 5 year + 1.975%), 6.500%, 03/15/55[3,4]	738,000	749,011
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	581,000	496,978

Total Utilities		4,386,041

Total Corporate Bonds and Notes (Cost $49,083,060)		46,597,319
Asset-Backed Securities - 4.4%
AGL CLO 39, Ltd. Series 2025-39A, Class A1 (3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 4.859%, 04/20/38[2,4]	350,000	349,673
AGL Core CLO, Ltd. Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 4.973%, 01/22/38[2,4]	300,000	300,000
American Express Credit Account Master Trust Series 2025-5, Class A 4.510%, 07/15/32	196,000	195,270
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49[2]	950,000	946,482
Elmwood CLO II, Ltd. Series 2019-2A, Class A1RR (3 month SOFR + 1.350%, Cap N/A, Floor 1.350%), 5.079%, 10/20/37[2,4]	535,000	535,635
Ford Credit Auto Owner Trust Series 2024-D, Class A3 4.610%, 08/15/29	592,000	593,554
KKR CLO 43, Ltd. Series 2022-43A, Class A1R2 (3 month SOFR + 1.100%, Cap N/A, Floor 1.100%), 4.853%, 04/15/38[2,4]	250,000	249,375

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Asset-Backed Securities–4.4%(continued)
Magnetite XXXIV, Ltd. Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 4.893%, 01/15/38[2,4]	$275,000	$274,754
Magnetite XXXVI, Ltd. Series 2023-36A, Class AR (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 5.130%, 07/25/38[2,4]	285,000	285,385
Palmer Square CLO, Ltd. Series 2021-1A, Class A1AR (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 4.879%, 04/20/38[2,4]	178,000	177,835
Voya CLO, Ltd. Series 2021-2A, Class A1R (3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 4.899%, 04/20/38[2,4]	475,000	474,557

Total Asset-Backed Securities (Cost $4,398,259)		4,382,520
Mortgage-Backed Securities - 5.2%
Chase Home Lending Mortgage Trust Series 2024-1, Class A6 6.500%, 01/25/55[2,4]	82,537	82,531
Citigroup Mortgage Loan Trust Series 2022-J1, Class A1 2.500%, 02/25/52[2,4]	265,540	243,902
Connecticut Avenue Securities Trust
Series 2024-R01, Class 1M1 (1 month SOFR + 1.050%), 4.666%, 01/25/44[2,4]	119,543	119,469
Series 2024-R02, Class 1M1 (1 month SOFR + 1.100%), 4.716%, 02/25/44[2,4]	38,018	38,006
Series 2024-R06, Class 1A1 (1 month SOFR + 1.150%), 4.766%, 09/25/44[2,4]	160,042	160,392
Series 2026-R02, Class 1A1 (1 month SOFR + 0.950%), 4.566%, 02/25/46[2,4]	160,492	160,588

DATA Mortgage Trust Series 2023-CNTR, Class A 5.728%, 08/12/43[2,4]	600,000	594,267
GS Mortgage Securities Trust Series 2020-GC47, Class A5 2.377%, 05/12/53	300,000	273,283
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[2,4]	607,455	564,461
Series 2021-PJ5, Class A6 2.500%, 10/25/51[2,4]	223,300	207,299
GS Mortgage-Backed Securities Trust
Series 2018-RPL1, Class A1A 3.750%, 10/25/57[2]	155,611	152,199
	Principal Amount	Value

Series 2021-GR3, Class A6 2.500%, 04/25/52[2,4]	$109,345	$96,569
Series 2021-PJ8, Class A2 2.500%, 01/25/52[2,4]	538,821	433,453
Series 2021-PJ9, Class A8 2.500%, 02/26/52[2,4]	401,759	354,431
Series 2022-PJ3, Class A4 2.500%, 08/25/52[2,4]	225,730	181,880
Series 2022-PJ3, Class A7 2.500%, 08/25/52[2,4]	143,741	135,986
JP Morgan Mortgage Trust
Series 2017-2, Class A3 3.500%, 05/25/47[2,4]	287,424	255,535
Series 2019-INV3, Class B1 4.328%, 05/25/50[2,4]	74,339	68,944
Series 2019-INV3, Class B2 4.328%, 05/25/50[2,4]	66,079	61,123
Series 2021-1, Class A3A 2.000%, 06/25/51[2,4]	231,402	178,510
Series 2021-7, Class A6 2.500%, 11/25/51[2,4]	437,111	405,691
Series 2022-2, Class A6 3.000%, 08/25/52[2,4]	209,313	194,821
Series 2022-4, Class A3 3.000%, 10/25/52[2,4]	230,101	193,159

Total Mortgage-Backed Securities (Cost $5,219,101)		5,156,499
Municipal Bonds - 3.8%
California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	712,902
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	1,460,000	1,683,305
JobsOhio Beverage System, Series B 4.532%, 01/01/35	1,375,000	1,346,802

Total Municipal Bonds (Cost $4,257,366)		3,743,009
U.S. Government and Agency Obligations - 38.3%
Fannie Mae - 18.5%
FNMA
2.000%, 02/01/36	456,937	414,137
3.000%, 06/01/38	588,479	560,830
3.500%, 03/01/30 to 07/01/50	4,975,479	4,576,679
4.000%, 03/01/44 to 07/01/49	3,099,550	2,916,042
4.500%, 04/01/39 to 06/01/41	4,789,064	4,653,495
5.000%, 07/01/47 to 02/01/49	1,276,866	1,262,929
5.500%, 02/01/55	1,969,715	1,973,140
6.000%, 11/01/55	1,081,645	1,118,815
6.500%, 02/01/54	764,704	800,860

Total Fannie Mae		18,276,927
Freddie Mac - 8.4%
FHLMC
2.500%, 10/01/34	1,488,121	1,393,299
3.000%, 03/01/50	517,315	453,312

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Freddie Mac - 8.4% (continued)
FHLMC
3.500%, 10/01/45	$2,557,779	$2,334,545
4.000%, 09/01/50	302,650	279,713
5.000%, 07/01/44	726,333	721,260
FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	664,812	632,651
Freddie Mac Multifamily Structured Pass Through Certificates
Series K139, Class A2 2.590%, 01/25/32[4]	500,000	448,829
Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	956,480	900,340
Series 5297, Class DA 5.000%, 12/25/52	426,209	426,033
Freddie Mac STACR REMIC Trust
Series 2025-DNA3, Class A1 4.566%, 09/25/45[2,4]	175,000	175,104
Series 2024-DNA2, Class A1 4.866%, 05/25/44[2,4]	206,086	206,954
Series 2024-DNA1, Class M1 4.966%, 02/25/44[2,4]	126,191	126,230
Series 2023-HQA3, Class A1 5.466%, 11/25/43[2,4]	263,169	264,476

Total Freddie Mac		8,362,746
Ginnie Mae - 0.2%
GNMA
Series 2016-25, Class QW 3.000%, 02/16/46	140,000	113,626
Series 2017-113, Class JB 3.000%, 07/16/47	150,000	129,461

Total Ginnie Mae		243,087
U.S. Treasury Obligations - 11.2%
U.S. Treasury Bonds
1.875%, 02/15/51	1,808,000	951,954
2.250%, 05/15/41	6,322,000	4,438,983
	Principal Amount	Value

U.S. Treasury Bonds
3.125%, 05/15/48	$5,484,000	$3,928,772
3.625%, 02/15/53	2,267,000	1,724,248

Total U.S. Treasury Obligations		11,043,957

Total U.S. Government and Agency Obligations (Cost $43,649,850)		37,926,717
Short-Term Investments - 3.0%
Joint Repurchase Agreements - 1.8%[7]
Citadel Securities LLC, dated 07/31/26, due 08/03/26, 3.700% total to be received $71,022 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/15/26 - 05/15/56, totaling $72,442)	71,000	71,000
Daiwa Capital Markets America, dated 07/31/26, due 08/03/26, 3.640% total to be received $85,156 (collateralized by various U.S. Treasuries, 0.125% - 4.375%, 12/31/26 - 11/30/32, totaling $86,833)	85,130	85,130
Jefferies LLC, dated 07/31/26, due 08/03/26, 3.670% total to be received $1,602,490 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 09/15/26 - 11/15/55, totaling $1,634,040)	1,602,000	1,602,000

Total Joint Repurchase Agreements		1,758,130
Repurchase Agreements - 1.2%
Fixed Income Clearing Corp., dated 07/31/26, due 08/03/26, 3.350% total to be received $1,225,342 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $1,249,524)	1,225,000	1,225,000

Total Short-Term Investments (Cost $2,983,130)		2,983,130
Total Investments - 101.8% (Cost $109,590,766)		100,789,194
Other Assets, less Liabilities - (1.8)%		(1,813,590)
Net Assets - 100.0%		$98,975,604

[1]	Some of these securities, amounting to $7,993,563 or 8.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $12,696,725 or 12.8% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2026. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$46,597,319	—	$46,597,319
Asset-Backed Securities	—	4,382,520	—	4,382,520
Mortgage-Backed Securities	—	5,156,499	—	5,156,499
Municipal Bonds	—	3,743,009	—	3,743,009
U.S. Government and Agency Obligations†	—	37,926,717	—	37,926,717
Short-Term Investments
Joint Repurchase Agreements	—	1,758,130	—	1,758,130
Repurchase Agreements	—	1,225,000	—	1,225,000
Total Investments in Securities	—	$100,789,194	—	$100,789,194

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$7,993,563	$1,758,130	$6,491,436	$8,249,566
The following table summarizes the securities received as collateral for securities lending at July 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	07/31/26-08/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.